STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022	Nov. 30, 2022
Operating and formation costs	$ 604,307	$ 207,184	$ 866,865	$ 236,102	$ 668,272
Loss from operations	(604,307)	(207,184)	(866,865)	(236,102)	(668,253)
Other income:
Interest earned on marketable securities held in Trust Account	1,428,292	105,783	2,677,905	105,783	1,483,349
Unrealized loss on marketable securities held in Trust Account	(1,495)		(5,371)		1,993
Total other income	1,426,797	105,783	2,672,534	105,783	1,485,342
Net income	$ 822,490	$ (101,401)	$ 1,805,669	$ (130,319)	$ 817,089
Class A Ordinary Shares [Member]
Other income:
Weighted average shares outstanding	11,615,000	5,428,750	11,615,000	2,837,756	7,311,950
Basic and diluted net loss per share	$ 0.06	$ (0.01)	$ 0.12	$ (0.03)	$ 0.08
Class B Ordinary Shares [Member]
Other income:
Weighted average shares outstanding	2,875,000	2,675,272	2,875,000	2,151,278	2,520,195
Basic and diluted net loss per share	$ 0.06	$ (0.01)	$ 0.12	$ (0.03)	$ 0.08